Revenue and Other Income - Schedule revenue from contracts with customers (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	$ 580,006,276	$ 367,538,115	$ 278,976,203
Net fair value changes on financial assets at fair value through profit or loss and stock loan	8,235,180	256,460,295	684,679,252
Net fair value changes on derivative financial instrument	1,165,220,000	0	0
Gains on disposals of investments			46,943,698
Gain related to disposed investment	8,235,180	256,460,295	684,679,252
Dividend income	92,316,548	99,227,724	22,564,600
Total revenue	1,204,174,011	723,226,134	1,033,163,753
Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	403,573,912	217,002,789	150,649,829
Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	52,382,000	71,588,340	57,513,000
Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	103,509,196	43,465,186	47,774,685
Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	19,383,099	31,393,570	16,270,055
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	1,158,069	4,088,230	6,768,634
Investment Banking [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	455,955,912	288,591,129	208,162,829
Total revenue	455,955,912	288,591,129	208,162,829
Investment Banking [member] | Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	403,573,912	217,002,789	150,649,829
Investment Banking [member] | Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	52,382,000	71,588,340	57,513,000
Asset Management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	124,050,364	78,946,986	70,813,374
Total revenue	124,050,364	78,946,986	70,813,374
Asset Management [member] | Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	103,509,196	43,465,186	47,774,685
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	19,383,099	31,393,570	16,270,055
Asset Management [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	1,158,069	4,088,230	6,768,634
Strategic Investment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net fair value changes on financial assets at fair value through profit or loss and stock loan	(641,603,993)	256,460,295	684,679,252
Net fair value changes on derivative financial instrument	1,165,220,000
Gains on disposals of investments	8,235,180		46,943,698
Gain related to disposed investment	(641,603,993)	256,460,295	684,679,252
Dividend income	92,316,548	99,227,724	22,564,600
Total revenue	$ 624,167,735	$ 355,688,019	$ 754,187,550